Financial Instruments - Financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	$ 13,500	$ 9,768
Subtotal	13,500	9,768
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	709	791
Total	14,209	10,559
Level 1 [Member]
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	0	0
Subtotal	0	0
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	0	0
Total	0	0
Level 2 [Member]
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	0	0
Subtotal	0	0
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	0	0
Total	0	0
Level 3 [Member]
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	13,500	9,768
Subtotal	13,500	9,768
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	709	791
Total	$ 14,209	$ 10,559